SEWARD & KISSEL LLP
                              1200 G Street, N.W.
                                   Suite 350
                             Washington D.C. 20005

                           Telephone: (202) 737-8833
                           Facsimile: (202) 737-5184

                                                        April 8, 2011

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

            AllianceBernstein Variable Products Series Fund, Inc.
            - AllianceBernstein Dynamic Asset Allocation Portfolio File Nos. 33-18647 and 811-05398
            ------------------------------------------------------

Dear Sir or Madam:

      On behalf of the AllianceBernstein Variable Products Series Fund, Inc. (the "Fund") - AllianceBernstein Dynamic Asset Allocation Portfolio (the "Portfolio"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Prospectuses for the Portfolio that would have been filed pursuant to Rule 497(c) do not differ from those included in the most recent post-effective amendment to the Fund's registration statement. That post-effective amendment was filed electronically with the Securities and Exchange Commission on March 31, 2011.

      A copy of the Statement of Additional Information for the Portfolio of the Fund will be filed under Rule 497(c) today.

                                        Sincerely,


                                        /s/ Young Seo
                                        -------------
                                            Young Seo

SK 00250 0292 1186543